Employee Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Provision for Employee Severance Benefits

The balance of the employee severance benefits was paid in 2015. The employee severance benefits were as follows:

	2014	2015
Provision for employee severance benefits:
Balance at January 1	$11,003	$104
Provision for the year	195	—
Payments during the year	(11,094)	(104)

Balance at December 31	$104	$—